Commitments and Contingencies (Details) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Litigation gain amount		$ 5,477	$ 175,000
Damages alleged	$ 419,000,000
CF ACQUISITION CORP. VI [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional purchase of shares (in Shares)	4,500,000		4,500,000
Underwriting fee	$ 100,000		$ 100,000
CF ACQUISITION CORP. VI [Member] | Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount	$ 6,000,000		$ 6,000,000